Income Taxes (Details) - Schedule of Reconciliation of the Income Tax Expenses - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Reconciliation of the Income Tax Expenses [Abstract]
Profit before income tax	$ 4,260,854	$ 1,892,910	$ 5,012,021	$ 3,321,716	$ 7,615,878
Taxation at the applicable tax rates of 25%/16.5%/21%	1,075,608	477,672	1,271,453	846,672	1,903,969
Tax effect on non-taxable income	(34,625)	(61,493)	(7,674)	(148)	(11,191)
Tax effect of expenses that are not deductible	$ 107,898	$ 39,960	650,797	568,066	731,849
Overprovision in respect of previous year			323,118	(6,584)	(117,010)
Income taxes			$ 2,237,694	$ 1,408,006	$ 2,507,617